SEMI-ANNUAL
----------------------------------------------------------------------
SEPARATE ACCOUNT A
----------------------------------------------------------------------
REPORT

TO CONTRACT OWNERS

JUNE 30, 1995

================================================================================
CHAIRMAN'S LETTER                                             SEPARATE ACCOUNT A
--------------------------------------------------------------------------------



TO OUR PARTICIPANTS:

We are pleased to present the June 30, 1995, Semi-Annual Report to Contract Owners for Separate Account A of The Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product series (Portfolio Director, Independence Plus, Group Unit Purchase, and Impact) appears on page two.

During the first six months of 1995 securities markets provided investors with excellent returns. The stock market, as measured by the Standard & Poor's(R) 500 Index, had a total return of 20.2%. The mid-sized and smaller companies had satisfactory but somewhat lower returns with the Standard & Poor's(R) MidCap 400 Index earning 17.6% and the Russell 2000(R) Index producing 14.4%. The bond market, as measured by the Merrill Lynch Corporate & Government Master Index, had a total return of 11.7%.

Stock market investors were encouraged by the Federal Reserve's conservative monetary policy. The Federal Reserve has incrementally increased the Federal Funds rate from 3% in January 1994 to 6% in June 1995. This tightening of short term interest rates has been viewed by investors as allowing modest economic growth to continue without risking a recession. In this scenario corporate profit growth should justify higher equity prices.

Bond market investors also experienced rising prices. Lower long term interest rates were expected to result from the modest economic growth.

International equity markets provided lower returns as economic trends were not as favorable as those of the United States. The MSCI Europe, Australia, and Far East Index (EAFE) returned 2.6% for the six months. However, international bond markets were quite positive with the Salomon Brothers World Government Bond Index returning 16.7%.

Lipper Analytical Services, Inc. and Morningstar, Inc. assign variable annuity fund options to categories reflecting investment objectives and rank each of the funds performance in its respective category. For the first half of 1995 Lipper ranked twelve of VALIC's funds in the top half of funds in each category while Morningstar ranked nine of VALIC's in the top half of their categories. Both ranking services had six of VALIC's funds in the top quartile of their categories.

If you have any questions about your contract or this report, we would be happy to hear from you.

                                   Respectfully,

                                   /s/ STEPHEN D. BICKEL
                                   Stephen D. Bickel, Chairman and CEO
                                   The Variable Annuity Life Insurance Company

August 16, 1995

NOTE: This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30 (d) of the Investment Company Act of 1940. This report is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which gives the sales expense and other pertinent information.

       "Standard & Poor's(R) 500 Index" and "Standard & Poor's(R) MidCap 400 Index" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

================================================================================
CHAIRMAN'S LETTER - CONTINUED                                 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                                                                                     SIX MONTH        ONE YEAR TOTAL
                                                                                    TOTAL RETURN      RETURNS FOR THE
UNIT VALUE RETURNS                  PORTFOLIO  INDEPENDENCE            GROUP UNIT FOR THE PERIOD  YEAR ENDING DECEMBER 31,
(Unaudited)                          DIRECTOR      PLUS       IMPACT    PURCHASE      ENDING      ------------------------
                                     DIVISION    DIVISION    DIVISION   DIVISION  JUNE 30, 1995     1994        1993
                                    --------------------------------------------------------------------------------------
INDEXED FUNDS
  Stock Index Fund    . . . . . . . .   10C        10C          10D      10A, 10B     19.50%        (0.30)%      8.78%
  MidCap Index Fund   . . . . . . . .    4          4            4         N/A         17.00        (4.70)      11.78
  Small Cap Index Fund  . . . . . . .   14          14          N/A        N/A         13.83        (4.30)      14.77
  International Equities Fund   . . .   11          11          N/A        N/A          2.35         6.90       28.58
MANAGED FUNDS
  Growth Fund   . . . . . . . . . . .   15         N/A          N/A        N/A         22.19         0.18 (1)     N/A
  Growth & Income Fund  . . . . . . .   16         N/A          N/A        N/A         15.52        (0.68)(1)     N/A
  Science & Technology Fund   . . . .   17         N/A          N/A        N/A         34.69        24.77 (1)     N/A
  Social Awareness Fund   . . . . . .   12          12          N/A        N/A         20.61        (2.42)       6.84
  Timed Opportunity Fund  . . . . . .    5          5            5         N/A         12.30        (2.29)       8.19
  Capital Conservation Fund   . . . .    7          7            1         N/A         12.19        (7.04)      10.88
  Government Securities Fund  . . . .    8          8           N/A        N/A         10.13        (5.44)       9.70
  International Government
    Bond Fund   . . . . . . . . . . .   13          13          N/A        N/A         18.81         3.42       13.08
  Money Market Fund   . . . . . . . .    6          6            2         N/A          2.27         2.77        1.67
  Dreyfus Small Cap Fund  . . . . . .   18         N/A          N/A        N/A         14.16         6.33         N/A
  Templeton Asset Allocation Fund   .   19         N/A          N/A        N/A         11.25        (4.24)        N/A
  Templeton International Fund  . . .   20         N/A          N/A        N/A          7.38        (3.49)        N/A

(1) Since April 29, 1994, inception of the Fund.


VARIABLE ACCOUNT PERFORMANCE                                 LIPPER ANALYTICAL
FOR THE SIX MONTHS ENDED JUNE 30, 1995                        SERVICES, INC.                    MORNINGSTAR, INC.
                                                      ------------------------------     ----------------------------
                                            UNIT           RANKING                            RANKING
                                            VALUE     --------------------   AVERAGE     -------------------- AVERAGE
                                            RETURN    POSITION  PERCENTILE   RETURN      POSITION  PERCENTILE  RETURN
                                            --------------------------------------------------------------------------
Stock Index Fund  . . . . . . . . . . . .     19.50%    6/45         87%       19.22%     15/242        94%    16.63%
MidCap Index Fund . . . . . . . . . . . .     17.00    16/31         48        17.06     219/368        40     18.27
Small Cap Index Fund  . . . . . . . . . .     13.83    25/48         48        15.35      88/131        33     16.19
International Equities Fund . . . . . . .      2.35   100/130        23         3.45     158/215        27      3.65
Growth Fund . . . . . . . . . . . . . . .     22.19    23/212        89        17.10      95/368        74     18.27
Growth & Income Fund  . . . . . . . . . .     15.52    63/130        52        16.14     166/242        31     16.63
Science & Technology Fund . . . . . . . .     34.69     1/16        100        18.13       2/54         96      9.65
Social Awareness Fund . . . . . . . . . .     20.61     7/16         56        18.13      3/242         99      9.65
Timed Opportunity Fund  . . . . . . . . .     12.30    95/175        46        11.50     151/292        48     12.36
Capital Conservation Fund . . . . . . . .     12.19     8/82         90        10.89      29/215        87     10.19
Government Securities Fund  . . . . . . .     10.13    28/57         51         9.90      41/102        60      9.77
International Government Bond Fund  . . .     18.81     1/44        100         8.41       1/58        100      8.69
Money Market Fund . . . . . . . . . . . .      2.27    59/219        73         2.19      57/198        71      2.19
Dreyfus Small Cap Fund  . . . . . . . . .     14.16    21/48         56        15.35      82/131        37     16.19
Templeton Asset Allocation Fund . . . . .     11.25     5/14         64         9.91     197/292        33     12.36
Templeton International Fund  . . . . . .      7.38    13/130        90         3.45      35/215        84      3.65

SOURCES: Morningstar Variable Annuity/Life Performance Report, July 1995 Lipper Variable Insurance Products Performance Analysis Service, June 1995

The Portfolio Director rankings shown in this publication indicate the total return rankings of Separate Account A's divisions compared to Morningstar and Lipper categories for the six month period ending 06/30/95. The total returns and rankings displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director prospectus. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

================================================================================
FINANCIAL STATEMENTS (Unaudited)                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
June 30, 1995
ASSETS:                                                                                  ALL DIVISIONS
                                                                                        ---------------
Total investment in shares of mutual funds, at market (cost $2,816,432,023) . . . .     $ 3,261,296,685
Balance due from VALIC general account  . . . . . . . . . . . . . . . . . . . . . .           3,462,836
                                                                                        ---------------
NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 3,264,759,521
                                                                                        ===============
CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts
  (Net of applicable contract loans - partial withdrawals with right of reinvestment)   $ 3,253,453,382
Reserves for annuity contracts on benefit . . . . . . . . . . . . . . . . . . . . .          11,306,139
                                                                                        ---------------
TOTAL CONTRACT OWNER RESERVES . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 3,264,759,521
                                                                                        ===============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1995
INVESTMENT INCOME:                                                                       ALL DIVISIONS
                                                                                        ---------------
Dividends from mutual funds . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    32,497,714
                                                                                        ---------------
EXPENSES:
Mortality risk charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          11,197,636
Expense risk charge   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,115,661
                                                                                        ---------------
  Total expenses    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,313,297
                                                                                        ---------------
NET INVESTMENT INCOME   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          18,184,417
                                                                                        ---------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . . . .          25,211,612
Capital gains distributions from mutual funds . . . . . . . . . . . . . . . . . . .             350,470
Net unrealized appreciation of investments during the period  . . . . . . . . . . .         388,858,762
                                                                                        ---------------
  Net realized and unrealized gain on investments   . . . . . . . . . . . . . . . .         414,420,844
                                                                                        ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS. . . . . . . . . . . . . . . . . .     $   432,605,261
                                                                                        ===============

STATEMENTS OF CHANGES IN NET ASSETS                                                                ALL DIVISIONS
                                                                                        --------------------------------
                                                                                            FOR THE          FOR THE
                                                                                           SIX MONTHS       YEAR ENDED
                                                                                             ENDED         DECEMBER 31,
OPERATIONS:                                                                              JUNE 30, 1995         1994
                                                                                        --------------   ---------------
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   18,184,417   $    32,581,603
Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . . . .         25,211,612        14,131,361
Capital gains distributions from mutual funds . . . . . . . . . . . . . . . . . . .            350,470        25,307,836
Net unrealized appreciation (depreciation) of investments during the period . . . .        388,858,762       (95,069,796)
                                                                                        --------------   ---------------
  Increase (decrease) in net assets resulting from operations   . . . . . . . . . .        432,605,261       (23,048,996)
                                                                                        --------------   ---------------
PRINCIPAL TRANSACTIONS:
Purchase payments   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        364,370,855       581,037,348
Surrenders of accumulation units by terminations, withdrawals, and
  maintenance fees    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (48,934,908)      (96,084,797)
Annuity benefit payments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (719,776)       (1,371,515)
Amounts transferred from VALIC general account  . . . . . . . . . . . . . . . . . .         10,628,020       155,830,645
                                                                                        --------------   ---------------
  Increase in net assets resulting from principal transactions    . . . . . . . . .        325,344,191       639,411,681
                                                                                        --------------   ---------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . .        757,949,452       616,362,685
NET ASSETS:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,506,810,069     1,890,447,384
                                                                                        --------------   ---------------
End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $3,264,759,521   $ 2,506,810,069
                                                                                        ==============   ===============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------


STATEMENTS OF NET ASSETS
June 30, 1995                                                                               STOCK INDEX FUND
                                                                     -----------------------------------------------------------
 ASSETS:                                                             DIVISION 10A    DIVISION 10B    DIVISION 10C   DIVISION 10D
                                                                     ------------    ------------    ------------    -----------
 Investment in shares of mutual funds, at market . . . . . . . . .   $313,955,582     $25,970,211    $872,850,673    $39,855,819
 Balance due (to) from VALIC general account . . . . . . . . . . .       (772,923)          5,416         469,753         29,916
                                                                     ------------    ------------    ------------    -----------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . .   $313,182,659     $25,975,627    $873,320,426    $39,885,735
                                                                     ============    ============    ============    ===========

 CONTRACT OWNER RESERVES:
 Reserves for redeemable annuity contracts (Net of applicable
   contract loans - partial withdrawals with right of reinvestment)  $303,951,187     $24,649,541    $873,049,773    $39,827,131
 Reserves for annuity contracts on benefit   . . . . . . . . . . .      9,231,472       1,326,086         270,653         58,604
                                                                     ------------    ------------    ------------    -----------
 TOTAL CONTRACT OWNER RESERVES   . . . . . . . . . . . . . . . . .   $313,182,659     $25,975,627    $873,320,426    $39,885,735
                                                                     ============    ============    ============    ===========





 STATEMENTS OF NET ASSETS                                               SOCIAL           TIMED
 June 30, 1995                                                        AWARENESS       OPPORTUNITY       CAPITAL CONSERVATION
                                                                         FUND            FUND          -------------------------
 ASSETS:                                                              DIVISION 12      DIVISION 5      DIVISION 1     DIVISION 7
                                                                      -----------    ------------      ----------    -----------
 Investment in shares of mutual funds, at market . . . . . . . .      $47,106,861    $178,242,711      $8,121,998    $46,306,744
 Balance due (to) from VALIC general account . . . . . . . . . .           56,174         146,475          13,860         47,411
                                                                      -----------    ------------      ----------    -----------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . .      $47,163,035    $178,389,186      $8,135,858    $46,354,155
                                                                     ============    ============      ==========    ===========

 CONTRACT OWNER RESERVES:
 Reserves for redeemable annuity contracts (Net of applicable
   contract loans - partial withdrawals with right of reinvestment)   $47,163,035    $178,318,796      $8,131,359    $46,354,155
 Reserves for annuity contracts on benefit   . . . . . . . . . .                -          70,390           4,499              -
                                                                      -----------    ------------      ----------    -----------
 TOTAL CONTRACT OWNER RESERVES   . . . . . . . . . . . . . . . .      $47,163,035    $178,389,186      $8,135,858    $46,354,155
                                                                     ============    ============      ==========    ===========


 SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                                                                         MIDCAP       SMALL CAP     INTERNATIONAL
                                                                         INDEX          INDEX        EQUITIES         GROWTH
                                                                         FUND            FUND            FUND           FUND
 ASSETS:                                                               DIVISION 4     DIVISION 14     DIVISION 11    DIVISION 15
                                                                     ------------    ------------    ------------   ------------
 Investment in shares of mutual funds, at market . . . . . . . . .   $426,671,163    $133,943,424    $198,633,269   $104,553,259
 Balance due (to) from VALIC general account . . . . . . . . . . .         65,872         348,990         431,446        444,581
                                                                     ------------    ------------    ------------   ------------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . .   $426,737,035    $134,292,414    $199,064,715   $104,997,840
                                                                     ============    ============    ============   ============

 CONTRACT OWNER RESERVES:
 Reserves for redeemable annuity contracts (Net of applicable
   contract loans - partial withdrawals with right of reinvestment)  $426,657,151    $134,225,220    $198,942,414   $104,997,840
 Reserves for annuity contracts on benefit   . . . . . . . . . . .         79,884          67,194         122,301              -
                                                                     ------------    ------------      ----------    -----------
 TOTAL CONTRACT OWNER RESERVES   . . . . . . . . . . . . . . . . .   $426,737,035    $134,292,414    $199,064,715   $104,997,840
                                                                     ============    ============    ============    ===========
                                                                        GROWTH &       SCIENCE &
                                                                        INCOME        TECHNOLOGY
                                                                         FUND            FUND
 ASSETS:                                                              DIVISION 16     DIVISION 17
                                                                      -----------    ------------
 Investment in shares of mutual funds, at market . . . . . . . . .    $35,402,394    $194,936,873
 Balance due (to) from VALIC general account . . . . . . . . . . .        157,662         637,720
                                                                      -----------    ------------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . .    $35,560,056    $195,574,593
                                                                      ===========    ============

 CONTRACT OWNER RESERVES:
 Reserves for redeemable annuity contracts (Net of applicable
   contract loans - partial withdrawals with right of reinvestment)   $35,560,056    $195,561,252
 Reserves for annuity contracts on benefit   . . . . . . . . . . .              -          13,341
                                                                      -----------    ------------
 TOTAL CONTRACT OWNER RESERVES   . . . . . . . . . . . . . . . . .    $35,560,056    $195,574,593
                                                                      ===========    ============

                                                                      GOVERNMENT    INTERNATIONAL
                                                                      SECURITIES     GOVERNMENT            MONEY MARKET FUND
                                                                         FUND         BOND FUND        -------------------------
 ASSETS:                                                               DIVISION 8     DIVISION 13      DIVISION 2     DIVISION 6
                                                                      -----------    ------------      ----------    -----------
 Investment in shares of mutual funds, at market . . . . . . . . .    $54,432,762     $67,631,867      $6,992,892    $73,505,995
 Balance due (to) from VALIC general account . . . . . . . . . . .         86,366         224,028          81,796       (262,490)
                                                                      -----------     -----------      ----------    -----------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . .    $54,519,128     $67,855,895      $7,074,688    $73,243,505
                                                                      ===========     ===========      ==========    ===========

 CONTRACT OWNER RESERVES:
 Reserves for redeemable annuity contracts (Net of applicable
   contract loans - partial withdrawals with right of reinvestment)   $54,519,128     $67,855,895      $7,074,688    $73,224,881
 Reserves for annuity contracts on benefit   . . . . . . . . . . .              -               -               -         18,624
                                                                      -----------     -----------      ----------    -----------
 TOTAL CONTRACT OWNER RESERVES   . . . . . . . . . . . . . . . . .    $54,519,128     $67,855,895      $7,074,688    $73,243,505
                                                                      ===========     ===========      ==========    ===========
                                                                        DREYFUS        TEMPLETON      TEMPLETON
                                                                       SMALL CAP   ASSET ALLOCATION  INTERNATIONAL
                                                                         FUND            FUND            FUND
 ASSETS:                                                              DIVISION 18     DIVISION 19     DIVISION 20
                                                                     ------------     -----------    ------------
 Investment in shares of mutual funds, at market . . . . . . . . .   $212,729,804     $64,379,186    $155,073,198
 Balance due (to) from VALIC general account . . . . . . . . . . .        682,125          93,839         474,819
                                                                     ------------     -----------    ------------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . .   $213,411,929     $64,473,025    $155,548,017
                                                                     ============     ===========    ============

 CONTRACT OWNER RESERVES:
 Reserves for redeemable annuity contracts (Net of applicable
   contract loans - partial withdrawals with right of reinvestment)  $213,400,708     $64,448,946    $155,540,226
 Reserves for annuity contracts on benefit   . . . . . . . . . . .         11,221          24,079           7,791
                                                                     ------------     -----------    ------------
 TOTAL CONTRACT OWNER RESERVES   . . . . . . . . . . . . . . . . .   $213,411,929     $64,473,025    $155,548,017
                                                                     ============    ============    ============

================================================================================
FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

 STATEMENTS OF OPERATIONS
 For the six months ended June 30, 1995                                           STOCK INDEX FUND
                                                            -----------------------------------------------------------
 INVESTMENT INCOME:                                         DIVISION 10A    DIVISION 10B   DIVISION 10C    DIVISION 10D
                                                            ------------    ------------   ------------    ------------
 Dividends from mutual funds . . . . . . . . . . . .         $3,380,830       $287,432      $9,019,226       $437,716
                                                             ----------      ---------     -----------      ---------

 EXPENSES:
 Mortality risk charge . . . . . . . . . . . . . . .          1,177,403         35,124       3,119,991        178,238
 Expense risk charge . . . . . . . . . . . . . . . .            294,351          4,790         779,998         13,416
                                                             ----------      ---------     -----------      ---------
   Total expenses  . . . . . . . . . . . . . . . . .          1,471,754         39,914       3,899,989        191,654
                                                             ----------      ---------     -----------      ---------
 NET INVESTMENT INCOME . . . . . . . . . . . . . . .          1,909,076        247,518       5,119,237        246,062
                                                             ----------      ---------     -----------      ---------

 REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
 Net realized gain on investments  . . . . . . . . .          1,531,133        292,385       8,222,400        411,588
 Capital gains distributions from mutual funds . . .                  -              -               -              -
 Net unrealized appreciation (depreciation)
   of investments during the period  . . . . . . . .         49,475,086      4,091,695     126,650,181      6,231,832
                                                             ----------      ---------     -----------      ---------
 Net realized and unrealized gain on investments . .         51,006,219      4,384,080     134,872,581      6,643,420
                                                             ----------      ---------     -----------      ---------
 INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS   . . . . . . . . . . .         52,915,295      4,631,598     139,991,818      6,889,482
                                                             ==========      =========     ===========      =========

 STATEMENTS OF OPERATIONS                                      SOCIAL         TIMED
 For the six months ended June 30, 1995                      AWARENESS     OPPORTUNITY         CAPITAL CONSERVATION
                                                               FUND           FUND          -------------------------
 INVESTMENT INCOME:                                         DIVISION 12     DIVISION 5      DIVISION 1     DIVISION 7
                                                            -----------     ----------      ----------     ----------
 Dividends from mutual funds . . . . . . . . . . . .           $447,598     $3,684,428        $279,269     $1,504,198
                                                              ---------     ----------        --------     ----------

 EXPENSES:
 Mortality risk charge . . . . . . . . . . . . . . .            167,844        704,230          37,144        170,926
 Expense risk charge . . . . . . . . . . . . . . . .             41,961        161,981           2,796         42,731
                                                              ---------     ----------        --------     ----------
   Total expenses  . . . . . . . . . . . . . . . . .            209,805        866,211          39,940        213,657
                                                              ---------     ----------        --------     ----------
 NET INVESTMENT INCOME . . . . . . . . . . . . . . .            237,793      2,818,217         239,329      1,290,541
                                                              ---------     ----------        --------     ----------

 REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments . . . . . .            260,349     (1,038,693)          8,805       (104,380)
 Capital gains distributions from mutual funds . . .                 -               -               -              -
 Net unrealized appreciation of investments
   during the period   . . . . . . . . . . . . . . .          7,393,595     18,476,589         674,915      3,733,772
                                                              ---------     ----------        --------     ----------
 Net realized and unrealized gain on investments . .          7,653,944     17,437,896         683,720      3,629,392
                                                              ---------     ----------        --------     ----------
 INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS   . . . . . . . . . . .          7,891,737     20,256,113         923,049      4,919,933
                                                              =========     ==========        ========      =========

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

 STATEMENTS OF OPERATIONS                                      MIDCAP       SMALL CAP     INTERNATIONAL
 For the six months ended June 30, 1995                        INDEX          INDEX          EQUITIES        GROWTH
                                                                FUND           FUND            FUND           FUND
 INVESTMENT INCOME:                                          DIVISION 4    DIVISION 14     DIVISION 11    DIVISION 15
                                                             ----------    -----------     -----------    -----------
 Dividends from mutual funds . . . . . . . . . . . .         $3,300,685       $853,640      $1,888,817       $126,680
                                                             ----------     ----------       ---------     ----------

 EXPENSES:
 Mortality risk charge . . . . . . . . . . . . . . .          1,569,117        493,846         778,128        262,451
 Expense risk charge . . . . . . . . . . . . . . . .            376,471        123,461         194,532         65,613
                                                             ----------     ----------       ---------     ----------
   Total expenses  . . . . . . . . . . . . . . . . .          1,945,588        617,307         972,660        328,064
                                                             ----------     ----------       ---------     ----------
 NET INVESTMENT INCOME . . . . . . . . . . . . . . .          1,355,097        236,333         916,157       (201,384)
                                                             ----------     ----------       ---------     ----------

 REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
 Net realized gain on investments  . . . . . . . . .          5,492,308      1,057,056       7,428,719          8,587
 Capital gains distributions from mutual funds . . .                 -               -               -              -
 Net unrealized appreciation (depreciation)
   of investments during the period  . . . . . . . .         55,009,042     15,003,881      (3,975,425)    14,393,103
                                                             ----------     ----------       ---------     ----------
 Net realized and unrealized gain on investments . .         60,501,350     16,060,937       3,453,294     14,401,690
                                                             ----------     ----------       ---------     ----------
 INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS   . . . . . . . . . . .         61,856,447     16,297,270       4,369,451     14,200,306
                                                             ==========     ==========       =========     ==========
 STATEMENTS OF OPERATIONS                                      GROWTH &      SCIENCE &
 For the six months ended June 30, 1995                          INCOME     TECHNOLOGY
                                                                   FUND           FUND
 INVESTMENT INCOME:                                         DIVISION 16    DIVISION 17
 Dividends from mutual funds . . . . . . . . . . . .           $102,003       $238,640
                                                              ---------     ----------

 EXPENSES:
 Mortality risk charge . . . . . . . . . . . . . . .             95,112        453,653
 Expense risk charge . . . . . . . . . . . . . . . .             23,778        113,413
                                                              ---------     ----------
   Total expenses  . . . . . . . . . . . . . . . . .            118,890        567,066
                                                              ---------     ----------
 NET INVESTMENT INCOME . . . . . . . . . . . . . . .            (16,887)      (328,426)
                                                              ---------     ----------

 REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
 Net realized gain on investments  . . . . . . . . .              8,156      1,296,648
 Capital gains distributions from mutual funds . . .                 -               -
 Net unrealized appreciation (depreciation)
   of investments during the period  . . . . . . . .          3,529,965     39,966,645
                                                              ---------     ----------
 Net realized and unrealized gain on investments . .          3,538,121     41,263,293
                                                              ---------     ----------
 INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS   . . . . . . . . . . .          3,521,234     40,934,867
                                                              =========     ==========

 STATEMENTS OF OPERATIONS                                    GOVERNMENT   INTERNATIONAL
 For the six months ended June 30, 1995                      SECURITIES     GOVERNMENT          MONEY MARKET FUND
                                                                FUND        BOND FUND       -------------------------
 INVESTMENT INCOME:                                          DIVISION 8    DIVISION 13      DIVISION 2     DIVISION 6
                                                             ----------    -----------      ----------     ----------
 Dividends from mutual funds . . . . . . . . . . . .         $1,586,308     $1,196,084        $195,206     $1,988,422
                                                             ----------     ----------        --------     ----------
 EXPENSES:
 Mortality risk charge . . . . . . . . . . . . . . .            184,966        190,078          32,849        287,329
 Expense risk charge . . . . . . . . . . . . . . . .             46,242         47,519           2,473         71,832
                                                             ----------     ----------        --------     ----------
   Total expenses  . . . . . . . . . . . . . . . . .            231,208        237,597          35,322        359,161
                                                             ----------     ----------        --------     ----------
 NET INVESTMENT INCOME . . . . . . . . . . . . . . .          1,355,100        958,487         159,884      1,629,261
                                                             ----------     ----------        --------     ----------

 REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments . . . . . .            (69,103)       393,938               -              -
 Capital gains distributions from mutual funds . . .                 -               -               -              -
 Net unrealized appreciation of investments
   during the period   . . . . . . . . . . . . . . .          3,209,662      6,265,736               -              -
                                                             ----------     ----------        --------     ----------
 Net realized and unrealized gain on investments . .          3,140,559      6,659,674               -              -
                                                             ----------     ----------        --------     ----------
 INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS   . . . . . . . . . . .          4,495,659      7,618,161         159,884      1,629,261
                                                             ==========     ==========        ========     ==========
 STATEMENTS OF OPERATIONS                                     DREYFUS       TEMPLETON       TEMPLETON
 For the six months ended June 30, 1995                      SMALL CAP   ASSET ALLOCATION INTERNATIONAL
                                                               FUND           FUND            FUND
 INVESTMENT INCOME:                                         DIVISION 18    DIVISION 19     DIVISION 20
                                                            -----------    -----------     -----------
 Dividends from mutual funds . . . . . . . . . . . .        $         -     $1,162,767      $  817,765
                                                            -----------     ----------      ----------

 EXPENSES:
 Mortality risk charge . . . . . . . . . . . . . . .            601,596        198,348         459,263
 Expense risk charge . . . . . . . . . . . . . . . .            338,398        111,570         258,335
                                                            -----------     ----------      ----------
   Total expenses  . . . . . . . . . . . . . . . . .            939,994        309,918         717,598
                                                            -----------     ----------      ----------
 NET INVESTMENT INCOME . . . . . . . . . . . . . . .           (939,994)       852,849         100,167
                                                            -----------     ----------      ----------

 REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments . . . . . .              3,611          8,105               -
 Capital gains distributions from mutual funds . . .                 -               -         350,470
 Net unrealized appreciation of investments
   during the period   . . . . . . . . . . . . . . .         23,820,119      5,001,227       9,907,142
                                                            -----------     ----------      ----------
 Net realized and unrealized gain on investments . .         23,823,730      5,009,332      10,257,612
                                                            -----------     ----------      ----------
 INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS   . . . . . . . . . . .         22,883,736      5,862,181      10,357,779
                                                            ===========     ==========      ==========

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          STOCK INDEX FUND
                                                                  --------------------------------------------------------------
                                                                           DIVISION 10A                   DIVISION 10B
                                                                  ------------------------------ -------------------------------
                                                                     FOR THE         FOR THE         FOR THE         FOR THE
                                                                   SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                                  ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
 OPERATIONS:                                                           1995            1994            1995            1994
                                                                  ------------------------------ -------------------------------
 Net investment income . . . . . . . . . . . . . . . . . . . . .  $   1,909,076   $   4,490,176  $      247,518   $    541,395
 Net realized gain (loss) on investments . . . . . . . . . . . .      1,531,133        (266,345)        292,385        (16,715)
 Capital gains distributions from mutual funds . . . . . . . . .                        638,819               -         54,939
 Net unrealized appreciation (depreciation)
   of investments during the year  . . . . . . . . . . . . . . .     49,475,086      (5,896,939)      4,091,695       (495,564)
                                                                  ------------------------------ -------------------------------
     Increase (decrease) in net assets resulting from operations     52,915,295      (1,034,289)      4,631,598         84,055
                                                                  ------------------------------ -------------------------------

 PRINCIPAL TRANSACTIONS:
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .      2,616,343       5,464,415         285,893        720,902
 Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees . . . . . . . . . . . . . .     (8,073,499)    (20,019,026)       (566,990)    (1,706,119)
 Annuity benefit payments  . . . . . . . . . . . . . . . . . . .       (585,311)     (1,114,443)       (103,085)      (205,698)
 Amounts transferred (to) from VALIC general account . . . . . .    (16,281,549)     (6,986,742)     (2,570,157)      (256,628)
                                                                  ------------------------------ -------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions . . . . . . . . . .    (22,324,016)    (22,655,796)     (2,954,339)    (1,447,543)
                                                                  ------------------------------ -------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . .     30,591,279     (23,690,085)      1,677,259     (1,363,488)

 NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .    282,591,380     306,281,465      24,298,368     25,661,856
                                                                  ------------------------------ -------------------------------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $ 313,182,659   $ 282,591,380  $   25,975,627   $ 24,298,368
                                                                  ============================== ===============================

 CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of period  . . . . . . . . . . . .     33,814,520      36,512,399       1,836,094      1,937,835
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .        220,952         678,364          21,508         57,856
 Surrenders  . . . . . . . . . . . . . . . . . . . . . . . . . .       (837,619)     (2,487,947)        (40,914)      (138,745)
 Transfers   interdivision and (to) from VALIC general account .     (1,866,310)       (888,296)       (182,935)       (20,852)
                                                                  ------------------------------ -------------------------------
 Accumulation units end of period  . . . . . . . . . . . . . . .     31,331,543      33,814,520       1,633,753      1,836,094
                                                                  ============================== ===============================

                                                                  JUNE 30, 1995   DEC. 31, 1994   JUNE 30, 1995  DEC. 31, 1994
                                                                  ------------------------------ -------------------------------
 Accumulation unit value . . . . . . . . . . . . . . . . . . . .  $    9.701124   $    8.116786  $    15.087677   $  12.582568
                                                                  ============================== ===============================
 Annuity unit value assuming a 3.5% discount factor  . . . . . .  $    2.949823   $    2.510493  $     3.901280   $   3.309445
                                                                  ============================== ===============================







SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                                                                                          STOCK INDEX FUND
                                                                  --------------------------------------------------------------
                                                                           DIVISION 10C                   DIVISION 10D
                                                                  ------------------------------ -------------------------------
                                                                     FOR THE         FOR THE         FOR THE         FOR THE
                                                                   SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                                  ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
 OPERATIONS:                                                           1995            1994            1995            1994
                                                                  ------------------------------ -------------------------------
 Net investment income . . . . . . . . . . . . . . . . . . . . .  $   5,119,237   $  10,610,432  $      246,062   $    605,767
 Net realized gain (loss) on investments . . . . . . . . . . . .      8,222,400       4,405,234         411,588         49,938
 Capital gains distributions from mutual funds . . . . . . . . .              -       1,624,189               -         84,388
 Net unrealized appreciation (depreciation)
   of investments during the year  . . . . . . . . . . . . . . .    126,650,181     (17,763,623)      6,231,832       (896,531)
                                                                  ------------------------------ -------------------------------
     Increase (decrease) in net assets resulting from operations    139,991,818      (1,123,768)      6,889,482       (156,438)
                                                                  ------------------------------ -------------------------------

 PRINCIPAL TRANSACTIONS:
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .     74,911,239     173,237,158         718,718      1,678,616
 Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees . . . . . . . . . . . . . .    (14,059,469)    (26,626,162)     (1,203,193)    (2,632,793)
 Annuity benefit payments  . . . . . . . . . . . . . . . . . . .        (13,729)        (23,752)         (2,283)        (3,736)
 Amounts transferred (to) from VALIC general account . . . . . .    (47,254,520)    (65,001,259)     (3,884,304)    (4,630,624)
                                                                  ------------------------------ -------------------------------
     Increase (decrease) in net assets
     resulting from principal transactions . . . . . . . . . . .     13,583,521      81,585,985      (4,371,062)    (5,588,537)
                                                                  ------------------------------ -------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . .    153,575,339      80,462,217       2,518,420     (5,744,975)

 NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .    719,745,087     639,282,870      37,367,315     43,112,290
                                                                  ------------------------------ -------------------------------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $ 873,320,426   $ 719,745,087  $   39,885,735   $ 37,367,315
                                                                  ============================== ===============================

 CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of period  . . . . . . . . . . . .    416,234,288     369,550,060      12,207,684     14,043,516
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .     40,640,844      99,449,095         200,046        551,269
 Surrenders  . . . . . . . . . . . . . . . . . . . . . . . . . .     (7,205,449)    (14,897,712)       (340,939)      (863,807)
 Transfers interdivision and (to) from VALIC general account . .    (25,936,455)    (37,867,155)     (1,163,206)    (1,523,294)
                                                                  ------------------------------ -------------------------------
 Accumulation units end of period  . . . . . . . . . . . . . . .    423,733,228     416,234,288      10,903,585     12,207,684
                                                                  ============================== ===============================

                                                                  June 30, 1995   Dec. 31, 1994   June 30, 1995  Dec. 31, 1994
                                                                  ------------------------------ -------------------------------
 Accumulation unit value . . . . . . . . . . . . . . . . . . . .  $    2.060376   $    1.724134  $     3.652664   $   3.056808
                                                                  ============================== ===============================
 Annuity unit value assuming a 3.5% discount factor  . . . . . .  $    1.588499   $    1.352112  $     2.310160   $   1.966534
                                                                  ============================== ===============================
                                                                                                            SMALL CAP
                                                                         MIDCAP INDEX FUND                 INDEX FUND
                                                                  ------------------------------ -------------------------------
                                                                            DIVISION 4                     DIVISION 14
                                                                  ------------------------------ -------------------------------
                                                                     FOR THE         FOR THE         FOR THE         FOR THE
                                                                   SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                                  ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
 OPERATIONS:                                                           1995            1994            1995            1994
                                                                  ------------------------------ -------------------------------
 Net investment income . . . . . . . . . . . . . . . . . . . . .  $   1,355,097   $   2,515,091  $      236,333   $    341,917
 Net realized gain (loss) on investments . . . . . . . . . . . .      5,492,308       2,119,902       1,057,056      1,086,972
 Capital gains distributions from mutual funds . . . . . . . . .              -      11,552,151               -              -
 Net unrealized appreciation (depreciation)
   of investments during the year  . . . . . . . . . . . . . . .     55,009,042     (32,449,763)     15,003,881     (5,860,073)
                                                                  ------------------------------ -------------------------------
     Increase (decrease) in net assets resulting from operations     61,856,447     (16,262,619)     16,297,270     (4,431,184)
                                                                  ------------------------------ -------------------------------

 PRINCIPAL TRANSACTIONS:
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .     48,043,172     124,009,106      22,589,466     60,678,232
 Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees . . . . . . . . . . . . . .     (6,839,647)    (14,276,915)     (1,880,114)    (3,630,894)
 Annuity benefit payments  . . . . . . . . . . . . . . . . . . .         (7,887)        (14,576)           (409)             -
 Amounts transferred (to) from VALIC general account . . . . . .    (46,631,139)    (27,422,005)    (25,999,620)    (1,057,342)
                                                                  ------------------------------ -------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions . . . . . . . . . .     (5,435,501)     82,295,610      (5,290,677)    55,989,996
                                                                  ------------------------------ -------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . .     56,420,946      66,032,991      11,006,593     51,558,812

 NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .    370,316,089     304,283,098     123,285,821     71,727,009
                                                                  ------------------------------ -------------------------------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $ 426,737,035   $ 370,316,089  $  134,292,414   $123,285,821
                                                                  ============================== ===============================

 CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of period  . . . . . . . . . . . .    171,442,018     134,621,879     100,383,839     56,159,647
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .     21,226,747      55,929,821      18,150,679     48,518,804
 Surrenders  . . . . . . . . . . . . . . . . . . . . . . . . . .     (2,871,595)     (6,365,496)     (1,432,391)    (2,868,199)
 Transfers   interdivision and (to) from VALIC general account .    (20,435,280)    (12,744,186)    (20,636,532)    (1,426,413)
                                                                  ------------------------------ -------------------------------
 Accumulation units end of period  . . . . . . . . . . . . . . .    169,361,890     171,442,018      96,465,595    100,383,839
                                                                  ============================== ===============================

                                                                  JUNE 30, 1995   DEC. 31, 1994   JUNE 30, 1995  DEC. 31, 1994
                                                                  ------------------------------ -------------------------------
 Accumulation unit value . . . . . . . . . . . . . . . . . . . .  $    2.519204   $    2.153183  $     1.391431   $   1.222329
                                                                  ============================== ===============================
 Annuity unit value assuming a 3.5% discount factor  . . . . . .  $    1.657541   $    1.441063  $     1.248103   $   1.115264
                                                                  ============================== ===============================

================================================================================
FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      INTERNATIONAL EQUITIES
                                                                                FUND                       GROWTH FUND
                                                                  ------------------------------ -------------------------------
                                                                            DIVISION 11                    DIVISION 15
                                                                  ------------------------------ -------------------------------
                                                                     FOR THE         FOR THE         FOR THE         FOR THE
                                                                   SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                                  ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
 OPERATIONS:                                                           1995            1994            1995            1994
                                                                  ------------------------------ -------------------------------
 Net investment income . . . . . . . . . . . . . . . . . . . . .  $     916,157   $     586,461  $     (201,384)  $     (3,344)
 Net realized gain on investments  . . . . . . . . . . . . . . .      7,428,719       4,189,593           8,587              2
 Capital gains distributions from mutual funds . . . . . . . . .              -       1,224,134               -              -
 Net unrealized appreciation (depreciation)
   of investments during the year  . . . . . . . . . . . . . . .     (3,975,425)      1,953,569      14,393,103        330,403
                                                                  ------------------------------ -------------------------------
     Increase (decrease) in net assets resulting from operations      4,369,451       7,953,757      14,200,306        327,061
                                                                  ------------------------------ -------------------------------

 PRINCIPAL TRANSACTIONS:
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .     30,476,973      70,132,976      18,153,639      4,547,841
 Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees . . . . . . . . . . . . . .     (2,940,548)     (6,159,144)       (364,350)       (39,858)
 Annuity benefit payments  . . . . . . . . . . . . . . . . . . .         (2,880)         (2,449)             -               -
 Amounts transferred (to) from VALIC general account . . . . . .    (31,733,338)     11,350,355      40,098,223     28,074,978
                                                                  ------------------------------ -------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions . . . . . . . . . .     (4,199,793)     75,321,738      57,887,512     32,582,961
                                                                  ------------------------------ -------------------------------
 TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . .        169,658      83,275,495      72,087,818     32,910,022

 NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .    198,895,057     115,619,562      32,910,022              -
                                                                  ------------------------------ -------------------------------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $ 199,064,715   $ 198,895,057  $  104,997,840   $ 32,910,022
                                                                  ============================== ===============================

 CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of period  . . . . . . . . . . . .    187,749,916     117,215,227      32,633,370              -
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .     29,307,725      65,406,765      16,555,264      4,373,529
 Surrenders  . . . . . . . . . . . . . . . . . . . . . . . . . .     (2,570,182)     (5,718,100)       (323,001)       (40,064)
 Transfers - interdivision and (to) from VALIC general account .    (30,157,268)     10,846,024      36,909,067     28,299,905
                                                                  ------------------------------ -------------------------------
 Accumulation units end of period  . . . . . . . . . . . . . . .    184,330,191     187,749,916      85,774,700     32,633,370
                                                                  ============================== ===============================

                                                                  June 30, 1995   Dec. 31, 1994   June 30, 1995  Dec. 31, 1994
                                                                  ------------------------------ -------------------------------
 Accumulation unit value . . . . . . . . . . . . . . . . . . . .  $    1.079272   $    1.054460  $     1.224112   $   1.001834
                                                                  ============================== ===============================
 Annuity unit value assuming a 3.5% discount factor  . . . . . .  $    0.885950   $    0.880460  $     1.175765   $   0.978806
                                                                  ============================== ===============================

 * For the period from July 11, 1994 to December 31, 1994.

 SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                                                                       GROWTH & INCOME FUND         SCIENCE & TECHNOLOGY FUND
                                                                  ------------------------------ -------------------------------
                                                                            DIVISION 16                    DIVISION 17
                                                                  ------------------------------ -------------------------------
                                                                     FOR THE         FOR THE         FOR THE         FOR THE
                                                                   SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                                  ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
 OPERATIONS:                                                           1995            1994            1995            1994
                                                                  ------------------------------ -------------------------------
 Net investment income . . . . . . . . . . . . . . . . . . . . .  $     (16,887)  $       4,055  $     (328,426)  $    (54,071)
 Net realized gain on investments  . . . . . . . . . . . . . . .          8,156             160       1,296,648        250,313
 Capital gains distributions from mutual funds . . . . . . . . .            -                 -               -        549,747
 Net unrealized appreciation (depreciation)
   of investments during the year  . . . . . . . . . . . . . . .      3,529,965          85,633      39,966,645      2,692,873
                                                                  ------------------------------ -------------------------------
     Increase (decrease) in net assets resulting from operations      3,521,234          89,848      40,934,867      3,438,862
                                                                  ------------------------------ -------------------------------

 PRINCIPAL TRANSACTIONS:
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .      6,292,302       1,630,675      30,315,857      6,652,744
 Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees . . . . . . . . . . . . . .       (128,729)         (5,453)       (655,437)       (37,889)
 Annuity benefit payments  . . . . . . . . . . . . . . . . . . .              -               -               -              -
 Amounts transferred (to) from VALIC general account . . . . . .     13,496,737      10,663,442      71,301,344     43,624,245
                                                                  ------------------------------ -------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions . . . . . . . . . .     19,660,310      12,288,664     100,961,764     50,239,100
                                                                  ------------------------------ -------------------------------
 TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . .     23,181,544      12,378,512     141,896,631     53,677,962

 NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .     12,378,512               -      53,677,962              -
                                                                  ------------------------------ -------------------------------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $  35,560,056   $  12,378,512  $  195,574,593   $ 53,677,962
                                                                  ============================== ===============================

 CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of period  . . . . . . . . . . . .     12,386,602               -      42,726,137              -
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .      5,905,276       1,583,044      21,677,651      5,315,122
 Surrenders  . . . . . . . . . . . . . . . . . . . . . . . . . .       (118,537)         (5,487)       (445,943)       (32,041)
 Transfers - interdivision and (to) from VALIC general account .     12,821,649      10,809,045      52,410,604     37,443,056
                                                                  ------------------------------ -------------------------------
 Accumulation units end of period  . . . . . . . . . . . . . . .     30,994,990      12,386,602     116,368,449     42,726,137
                                                                  ============================== ===============================

                                                                  JUNE 30, 1995   DEC. 31, 1994   JUNE 30, 1995  DEC. 31, 1994
                                                                  ------------------------------ -------------------------------
 Accumulation unit value . . . . . . . . . . . . . . . . . . . .  $    1.147284   $    0.993168  $     1.680535   $   1.247713
                                                                  ============================== ===============================
 Annuity unit value assuming a 3.5% discount factor  . . . . . .  $    1.101972   $    0.970339  $     1.614163   $   1.219034
                                                                  ============================== ===============================
                                                                       SOCIAL AWARENESS FUND
                                                                  ------------------------------
                                                                            DIVISION 12
                                                                  ------------------------------
                                                                     FOR THE         FOR THE
                                                                   SIX MONTHS      YEAR ENDED
                                                                  ENDED JUNE 30,   DECEMBER 31,
 OPERATIONS:                                                           1995            1994
                                                                  ------------------------------
 Net investment income . . . . . . . . . . . . . . . . . . . . .  $     237,793   $     484,291
 Net realized gain on investments  . . . . . . . . . . . . . . .        260,349         632,326
 Capital gains distributions from mutual funds . . . . . . . . .              -       2,328,955
 Net unrealized appreciation (depreciation)
   of investments during the year  . . . . . . . . . . . . . . .      7,393,595      (4,358,741)
                                                                  ------------------------------
     Increase (decrease) in net assets resulting from operations      7,891,737        (913,169)
                                                                  ------------------------------

 PRINCIPAL TRANSACTIONS:
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .      5,168,345      13,160,211
 Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees . . . . . . . . . . . . . .       (645,353)     (1,413,415)
 Annuity benefit payments  . . . . . . . . . . . . . . . . . . .              -               -
 Amounts transferred (to) from VALIC general account . . . . . .     (4,074,783)     (7,867,172)
                                                                  ------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions . . . . . . . . . .        448,209       3,879,624
                                                                  ------------------------------
 TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . .      8,339,946       2,966,455

 NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .     38,823,089      35,856,634
                                                                  ------------------------------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $  47,163,035   $  38,823,089
                                                                  ==============================

 CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of period  . . . . . . . . . . . .     29,015,764      26,230,566
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .      3,607,726       9,604,919
 Surrenders  . . . . . . . . . . . . . . . . . . . . . . . . . .       (434,893)       (983,733)
 Transfers - interdivision and (to) from VALIC general account .     (2,872,043)     (5,835,988)
                                                                  ------------------------------
 Accumulation units end of period  . . . . . . . . . . . . . . .     29,316,554      29,015,764
                                                                  ==============================

                                                                  JUNE 30, 1995   DEC. 31, 1994
                                                                  ------------------------------
 Accumulation unit value . . . . . . . . . . . . . . . . . . . .  $    1.608751   $    1.333899
                                                                  ==============================
 Annuity unit value assuming a 3.5% discount factor  . . . . . .  $    1.320587   $    1.113787
                                                                  ==============================

 * For the period from July 11, 1994 to December 31, 1994.

 SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         TIMED OPPORTUNITY            CAPITAL CONSERVATION
                                                                               FUND                           FUND
                                                                  ------------------------------ -------------------------------
                                                                            DIVISION 5                     DIVISION 1
                                                                  ------------------------------ -------------------------------
                                                                     FOR THE         FOR THE         FOR THE         FOR THE
                                                                   SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                                  ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
 OPERATIONS:                                                           1995            1994            1995            1994
                                                                  ------------------------------ -------------------------------
 Net investment income . . . . . . . . . . . . . . . . . . . . .  $   2,818,217   $   4,810,838  $      239,329   $    517,106
 Net realized gain (loss) on investments . . . . . . . . . . . .     (1,038,693)        735,641           8,805         32,250
 Capital gains distributions from mutual funds . . . . . . . . .              -       6,863,526               -              -
 Net unrealized appreciation (depreciation)
   of investments during the year  . . . . . . . . . . . . . . .     18,476,589     (16,833,221)        674,915     (1,254,436)
                                                                  ------------------------------ -------------------------------
     Increase (decrease) in net assets resulting from operations     20,256,113      (4,423,216)        923,049       (705,080)
                                                                  ------------------------------ -------------------------------

 PRINCIPAL TRANSACTIONS:
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .     11,388,185      36,297,892         120,192        494,060
 Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees . . . . . . . . . . . . . .     (3,556,973)     (8,285,289)       (307,857)    (1,098,891)
 Annuity benefit payments  . . . . . . . . . . . . . . . . . . .         (3,164)         (4,816)           (243)          (478)
 Amounts transferred (to) from VALIC general account . . . . . .    (24,484,435)    (36,353,014)       (605,551)    (1,152,049)
                                                                  ------------------------------ -------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions . . . . . . . . . .    (16,656,387)     (8,345,227)       (793,459)    (1,757,358)
                                                                  ------------------------------ -------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . .      3,599,726     (12,768,443)        129,590     (2,462,438)

 NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .    174,789,460     187,557,903       8,006,268     10,468,706
                                                                  ------------------------------ -------------------------------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $ 178,389,186   $ 174,789,460  $    8,135,858   $  8,006,268
                                                                  ============================== ===============================

 CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of period  . . . . . . . . . . . .     89,377,860      93,899,802       2,953,861      3,590,916
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .      5,707,310      18,196,642          42,015        145,757
 Surrenders  . . . . . . . . . . . . . . . . . . . . . . . . . .     (1,728,705)     (4,118,862)       (105,542)      (362,666)
 Transfers - interdivision and (to) from VALIC general account .    (11,989,203)    (18,599,722)       (214,199)      (420,146)
                                                                  ------------------------------ -------------------------------
 Accumulation units end of period  . . . . . . . . . . . . . . .     81,367,262      89,377,860       2,676,135      2,953,861
                                                                  ============================== ===============================

                                                                  JUNE 30, 1995   DEC. 31, 1994   JUNE 30, 1995  DEC. 31, 1994
                                                                  ------------------------------ -------------------------------
 Accumulation unit value . . . . . . . . . . . . . . . . . . . .  $    2.191530   $    1.951533  $     3.038471   $   2.709029
                                                                  ============================== ===============================
 Annuity unit value assuming a 3.5% discount factor  . . . . . .  $    1.462560   $    1.324778  $     1.760111   $   1.596246
                                                                  ============================== ===============================


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                                                                       CAPITAL CONSERVATION           GOVERNMENT SECURITIES
                                                                               FUND                           FUND
                                                                  ------------------------------ -------------------------------
                                                                            DIVISION 7                     DIVISION 8
                                                                  ------------------------------ -------------------------------
                                                                     FOR THE         FOR THE         FOR THE         FOR THE
                                                                   SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                                  ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
 OPERATIONS:                                                           1995            1994            1995            1994
                                                                  ------------------------------ -------------------------------
 Net investment income . . . . . . . . . . . . . . . . . . . . .  $   1,290,541   $   2,360,212  $    1,355,100   $  2,030,237
 Net realized gain (loss) on investments . . . . . . . . . . . .       (104,380)        350,094         (69,103)       316,682
 Capital gains distributions from mutual funds . . . . . . . . .              -               -               -              -
 Net unrealized appreciation (depreciation)
   of investments during the year  . . . . . . . . . . . . . . .      3,733,772      (5,791,380)      3,209,662     (4,822,548)
                                                                  ------------------------------ -------------------------------
     Increase (decrease) in net assets resulting from operations      4,919,933      (3,081,074)      4,495,659     (2,475,629)
                                                                  ------------------------------ -------------------------------

 PRINCIPAL TRANSACTIONS:
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .      5,255,411      14,414,782       6,566,864     13,894,906
 Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees . . . . . . . . . . . . . .       (903,691)     (2,021,727)       (684,344)    (1,878,777)
 Annuity benefit payments  . . . . . . . . . . . . . . . . . . .              -               -               -              -
 Amounts transferred (to) from VALIC general account . . . . . .     (3,722,051)     (8,653,752)      2,773,999    (11,636,951)
                                                                  ------------------------------ -------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions . . . . . . . . . .        629,669       3,739,303       8,656,519        379,178
                                                                  ------------------------------ -------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . .      5,549,602         658,229      13,152,178     (2,096,451)

 NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .     40,804,553      40,146,324      41,366,950     43,463,401
                                                                  ------------------------------ -------------------------------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $  46,354,155   $  40,804,553  $   54,519,128   $ 41,366,950
                                                                  ============================== ===============================

 CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of period  . . . . . . . . . . . .     26,859,219      24,628,606      26,667,073     26,563,166
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .      3,270,414       9,129,477       4,102,191      8,675,976
 Surrenders  . . . . . . . . . . . . . . . . . . . . . . . . . .       (494,905)     (1,241,827)       (419,764)    (1,181,704)
 Transfers - interdivision and (to) from VALIC general account .     (2,366,391)     (5,657,037)      1,647,528     (7,390,365)
                                                                  ------------------------------ -------------------------------
 Accumulation units end of period  . . . . . . . . . . . . . . .     27,268,337      26,859,219      31,997,028     26,667,073
                                                                  ============================== ===============================

                                                                  JUNE 30, 1995   DEC. 31, 1994   JUNE 30, 1995  DEC. 31, 1994
                                                                  ------------------------------ -------------------------------
 Accumulation unit value . . . . . . . . . . . . . . . . . . . .  $    1.699926   $    1.515278  $     1.703881   $   1.547150
                                                                  ============================== ===============================
 Annuity unit value assuming a 3.5% discount factor  . . . . . .  $    1.230931   $    1.116084  $     1.233793   $   1.139558
                                                                  ============================== ===============================
                                                                     INTERNATIONAL GOVERNMENT
                                                                  ------------------------------
                                                                             BOND FUND
                                                                  ------------------------------
                                                                            DIVISION 13
                                                                  ------------------------------
                                                                     FOR THE         FOR THE
                                                                   SIX MONTHS      YEAR ENDED
                                                                  ENDED JUNE 30,   DECEMBER 31,
 OPERATIONS:                                                           1995            1994
                                                                  ------------------------------
 Net investment income . . . . . . . . . . . . . . . . . . . . .  $     958,487   $   1,361,407
 Net realized gain (loss) on investments . . . . . . . . . . . .        393,938         245,193
 Capital gains distributions from mutual funds . . . . . . . . .              -               -
 Net unrealized appreciation (depreciation)
   of investments during the year  . . . . . . . . . . . . . . .      6,265,736        (642,360)
                                                                  ------------------------------
     Increase (decrease) in net assets resulting from operations      7,618,161         964,240
                                                                  ------------------------------

 PRINCIPAL TRANSACTIONS:
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .     11,182,237      12,960,014
 Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees . . . . . . . . . . . . . .       (649,186)       (981,285)
 Annuity benefit payments  . . . . . . . . . . . . . . . . . . .              -               -
 Amounts transferred (to) from VALIC general account . . . . . .     16,143,593      (2,227,507)
                                                                  ------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions . . . . . . . . . .     26,676,644       9,751,222
                                                                  ------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . .     34,294,805      10,715,462

 NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .     33,561,090      22,845,628
                                                                  ------------------------------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $  67,855,895   $  33,561,090
                                                                  ==============================

 CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of period  . . . . . . . . . . . .     25,691,713      18,155,381
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .      7,953,100      10,044,637
 Surrenders  . . . . . . . . . . . . . . . . . . . . . . . . . .       (447,117)       (763,521)
 Transfers - interdivision and (to) from VALIC general account .     10,688,828      (1,744,784)
                                                                  ------------------------------
 Accumulation units end of period  . . . . . . . . . . . . . . .     43,886,524      25,691,713
                                                                  ------------------------------

                                                                  June 30, 1995   Dec. 31, 1994
                                                                  ------------------------------
 Accumulation unit value . . . . . . . . . . . . . . . . . . . .  $    1.546167   $    1.301357
                                                                  ==============================
 Annuity unit value assuming a 3.5% discount factor  . . . . . .  $    1.360156   $    1.164474
                                                                  ==============================

================================================================================
FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                        MONEY MARKET FUND
                                                                  --------------------------------------------------------------
                                                                            DIVISION 2                     DIVISION 6
                                                                  ------------------------------ -------------------------------
                                                                     FOR THE         FOR THE         FOR THE         FOR THE
                                                                   SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                                  ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
 OPERATIONS:                                                           1995            1994            1995            1994
                                                                  ------------------------------ -------------------------------
 Net investment income . . . . . . . . . . . . . . . . . . . . .  $     159,884   $     211,175  $    1,629,261   $  1,241,669
 Net realized gain (loss) on investments . . . . . . . . . . . .              -               -              -               -
 Capital gains distributions from mutual funds . . . . . . . . .              -               -              -               -
 Net unrealized appreciation (depreciation)
   of investments during the year  . . . . . . . . . . . . . . .              -               -              -               -
                                                                  ------------------------------ -------------------------------
     Increase (decrease) in net assets resulting from operations        159,884         211,175       1,629,261      1,241,669
                                                                  ------------------------------ -------------------------------

 PRINCIPAL TRANSACTIONS:
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .        210,673         221,092      12,394,454     13,855,791
 Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees . . . . . . . . . . . . . .       (251,158)       (663,266)     (3,224,578)    (4,406,881)
 Annuity benefit payments  . . . . . . . . . . . . . . . . . . .              -               -            (785)        (1,567)
 Amounts transferred (to) from VALIC general account . . . . . .       (261,069)       (978,344)    (49,973,605)    66,014,809
                                                                  ------------------------------ -------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions . . . . . . . . . .       (301,554)     (1,420,518)    (40,804,514)    75,462,152
                                                                  ------------------------------ -------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . .       (141,670)     (1,209,343)    (39,175,253)    76,703,821

 NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .      7,216,358       8,425,701     112,418,758     35,714,937
                                                                  ------------------------------ -------------------------------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $   7,074,688   $   7,216,358  $   73,243,505   $112,418,758
                                                                  ============================== ===============================

 CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of period  . . . . . . . . . . . .      3,442,237       4,129,981      75,765,781     24,799,810
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .         98,804         107,142       8,576,117      9,439,315
 Surrenders  . . . . . . . . . . . . . . . . . . . . . . . . . .       (117,867)       (314,181)     (2,178,747)    (3,026,130)
 Transfers - interdivision and (to) from VALIC general account .       (123,407)       (480,705)    (33,758,871)    44,552,786
                                                                  ------------------------------ -------------------------------
 Accumulation units end of period  . . . . . . . . . . . . . . .      3,299,767       3,442,237      48,404,280     75,765,781
                                                                  ============================== ===============================

                                                                  JUNE 30, 1995   DEC. 31, 1994   JUNE 30, 1995  DEC. 31, 1994
                                                                  ------------------------------ -------------------------------
 Accumulation unit value . . . . . . . . . . . . . . . . . . . .  $    2.143996   $    2.096416  $     1.512777   $   1.479129
                                                                  ============================== ===============================
 Annuity unit value assuming a 3.5% discount factor  . . . . . .  $    1.387126   $    1.379656  $     1.083439   $   1.077548
                                                                  ============================== ===============================

 * For the period from July 11, 1994 to December 31, 1994.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                                                                                                         TEMPLETON ASSET
                                                                      DREYFUS SMALL CAP FUND             ALLOCATION FUND
                                                                  ------------------------------ -------------------------------
                                                                            DIVISION 18                    DIVISION 19
                                                                  ------------------------------ -------------------------------
                                                                     FOR THE         FOR THE         FOR THE         FOR THE
                                                                   SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                                  ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
 OPERATIONS:                                                           1995            1994            1995            1994
                                                                  ------------------------------ -------------------------------
 Net investment income . . . . . . . . . . . . . . . . . . . . .  $    (939,994)  $     166,996  $      852,849   $    (75,725)
 Net realized gain (loss) on investments . . . . . . . . . . . .         3,611                -           8,105              -
 Capital gains distributions from mutual funds . . . . . . . . .              -         386,988               -              -
 Net unrealized appreciation (depreciation)
   of investments during the year  . . . . . . . . . . . . . . .     23,820,119        (102,019)      5,001,227       (729,094)
                                                                  ------------------------------ -------------------------------
     Increase (decrease) in net assets resulting from operations     22,883,736         451,965       5,862,181       (804,819)
                                                                  ------------------------------ -------------------------------

 PRINCIPAL TRANSACTIONS:
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .     37,652,331      12,217,697      11,417,820      4,656,678
 Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees . . . . . . . . . . . . . .     (1,101,842)       (111,066)       (316,827)       (47,985)
 Annuity benefit payments  . . . . . . . . . . . . . . . . . . .              -               -               -             -
 Amounts transferred (to) from VALIC general account . . . . . .     64,574,096      76,845,012      14,656,578     29,049,399
                                                                  ------------------------------ -------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions . . . . . . . . . .    101,124,585      88,951,643      25,757,571     33,658,092
                                                                  ------------------------------ -------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . .    124,008,321      89,403,608      31,619,752     32,853,273

 NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .     89,403,608               -      32,853,273              -
                                                                  ------------------------------ -------------------------------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $ 213,411,929   $  89,403,608  $   64,473,025   $ 32,853,273
                                                                  ============================== ===============================

 CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of period  . . . . . . . . . . . .     85,169,871               -      32,807,602              -
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .     34,855,987      11,303,726      11,137,399      4,421,687
 Surrenders  . . . . . . . . . . . . . . . . . . . . . . . . . .       (986,046)       (107,113)       (290,513)       (48,133)
 Transfers - interdivision and (to) from VALIC general account .     60,159,310      73,973,258      14,517,628     28,434,048
                                                                  ------------------------------ -------------------------------
 Accumulation units end of period  . . . . . . . . . . . . . . .    179,199,122      85,169,871      58,172,116     32,807,602
                                                                  ============================== ===============================

                                                                  JUNE 30, 1995   DEC. 31, 1994   JUNE 30, 1995  DEC. 31, 1994
                                                                  ------------------------------ -------------------------------
 Accumulation unit value . . . . . . . . . . . . . . . . . . . .  $    1.190858   $    1.043156  $     1.107901   $   0.995860
                                                                  ============================== ===============================
 Annuity unit value assuming a 3.5% discount factor  . . . . . .  $    1.151822   $    1.026303  $     1.071585   $   0.979771
                                                                  ============================== ===============================
                                                                   TEMPLETON INTERNATIONAL FUND
                                                                  ------------------------------
                                                                            DIVISION 20
                                                                  ------------------------------
                                                                     FOR THE         FOR THE
                                                                   SIX MONTHS      YEAR ENDED
                                                                  ENDED JUNE 30,   DECEMBER 31,
 OPERATIONS:                                                           1995            1994
                                                                  ------------------------------
 Net investment income . . . . . . . . . . . . . . . . . . . . .  $     100,167   $    (164,482)
 Net realized gain (loss) on investments . . . . . . . . . . . .              -             121
 Capital gains distributions from mutual funds . . . . . . . . .        350,470               -
 Net unrealized appreciation (depreciation)
   of investments during the year  . . . . . . . . . . . . . . .      9,907,142      (2,235,982)
                                                                  ------------------------------
     Increase (decrease) in net assets resulting from operations     10,357,779      (2,400,343)
                                                                  ------------------------------

 PRINCIPAL TRANSACTIONS:
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .     28,610,741      10,111,560
 Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees . . . . . . . . . . . . . .       (581,123)        (41,962)
 Annuity benefit payments  . . . . . . . . . . . . . . . . . . .              -               -
 Amounts transferred (to) from VALIC general account . . . . . .     45,059,571      64,431,794
                                                                  ------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions . . . . . . . . . .     73,089,189      74,501,392
                                                                  ------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . .     83,446,968      72,101,049

 NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . .     72,101,049              -
                                                                  ------------------------------
 End of period . . . . . . . . . . . . . . . . . . . . . . . . .  $ 155,548,017   $  72,101,049
                                                                  ==============================

 CHANGE IN UNITS OUTSTANDING:
 Accumulation units beginning of period  . . . . . . . . . . . .     71,716,511               -
 Purchase payments . . . . . . . . . . . . . . . . . . . . . . .     28,662,622       9,484,235
 Surrenders  . . . . . . . . . . . . . . . . . . . . . . . . . .       (563,970)        (41,499)
 Transfers - interdivision and (to) from VALIC general account .     45,135,544      62,273,775
                                                                  ------------------------------
 Accumulation units end of period  . . . . . . . . . . . . . . .    144,950,707      71,716,511
                                                                  ==============================

                                                                  JUNE 30, 1995   DEC. 31, 1994
                                                                  ------------------------------
 Accumulation unit value . . . . . . . . . . . . . . . . . . . .  $    1.073056   $    0.999282
                                                                  ==============================
 Annuity unit value assuming a 3.5% discount factor  . . . . . .  $    1.037882   $    0.983138
                                                                  ==============================

 * For the period from July 11, 1994 to December 31, 1994.

================================================================================
NOTES TO FINANCIAL STATEMENTS (Unaudited)                     SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

NOTE A -- ORGANIZATION

    Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of twenty-one subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

AMERICAN GENERAL SERIES PORTFOLIO COMPANY ("AGSPC"):

  Stock Index Fund (Divisions 10A, B, C, and D),
  MidCap Index Fund (Division 4),
  Small Cap Index Fund (Division 14),
  International Equities Fund (Division 11),
  Growth Fund (Division 15),
  Growth & Income Fund (Division 16),
  Science & Technology Fund (Division 17),
  Social Awareness Fund (Division 12),
  Timed Opportunity Fund (Division 5),
  Capital Conservation Fund (Divisions 1 and 7),
  Government Securities Fund (Division 8),
  International Government Bond Fund (Division 13), and
  Money Market Fund (Divisions 2 and 6).

DREYFUS VARIABLE INVESTMENT FUND:
  Dreyfus Small Cap Portfolio (Division 18)

TEMPLETON VARIABLE PRODUCTS SERIES FUND:

  Templeton Asset Allocation Fund (Division 19)
  Templeton International Fund (Division 20)

Divisions 15, 16, 17, 18, 19, and 20 commenced operations on
July 11, 1994.

NOTE B -- SUMMARY OF SIGNIFICANT
          ACCOUNTING POLICIES

    The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

    INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day.

    INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

    INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

    ANNUITY RESERVES. Net payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1949 Progressive Annuity Table has been used in the computation of annuity reserves for currently payable contracts.Participants are able to elect investment rates between 3.0% and 6.0%, as regulated by the laws of the State of Texas.

NOTE C -- TRANSACTIONS WITH AFFILIATES

    VALIC acts as investment adviser and transfer agent to AGSPC.

    The Separate Account is charged for mortality and expense risks assumed by VALIC. The charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, .85% on the first $10,000,000, .425% on the next $90,000,000, and .21% on the excess over
$100,000,000; for Divisions 1, 2, 4, 5, 6, 7, 8, 10A, 10C, 10D, 11, 12, 13, 14,
15, 16, and 17, 1.00%; and for Divisions 18, 19, and 20, 1.25%.

    Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into the Separate Account, expenses of Division 10A (formerly Separate Account One) are limited to 1.4157% of average daily net assets, and expenses of Division 10B (formerly Separate Account Two) are limited to the following rates based on average daily net assets: 0.6966% on the first $25,434,267 and 0.5% on the next $74,565,733.
Accordingly, during the six months ended June 30, 1995, VALIC reduced expenses of Division 10B by $34,996.

    A portion of the annual contract maintenance charge is assessed each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $772,627 for the six months ended June 30, 1995 and $1,857,628 for the year ended December 31, 1994.

    VALIC received surrender charges of $592,619 for the six months ended June 30, 1995, and $1,233,026 for the year ended December 31, 1994. In addition, VALIC received $56,015 and $9,188 for the six months ended June 30, 1995, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $124,462 and $22,329 for the year ended December 31, 1994, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

================================================================================
NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED         SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

NOTE D -- INVESTMENTS

   The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of June 30, 1995:

                                                                                                             UNREALIZED
                                                                  MARKET                                    APPRECIATION
UNDERLYING FUND                         DIVISION     SHARES       PRICE         MARKET            COST     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Stock Index Fund  . . . . . . . . . .  10A,B,C,D  72,954,705      $17.17  $ 1,252,632,285   $1,010,644,905   241,987,380

MidCap Index Fund . . . . . . . . . .     4       26,176,145       16.30      426,671,163      364,905,989    61,765,174
Small Cap Index Fund  . . . . . . . .    14       10,224,689       13.10      133,943,424      120,821,140    13,122,284
International Equities Fund . . . . .    11       19,435,741       10.22      198,633,269      190,632,805     8,000,464
Growth Fund . . . . . . . . . . . . .    15        8,486,466       12.32      104,553,259       89,829,753    14,723,506
Growth & Income Fund  . . . . . . . .    16        3,083,832       11.48       35,402,394       31,786,796     3,615,598
Science & Technology Fund . . . . . .    17       11,617,215       16.78      194,936,873      152,277,355    42,659,518
Social Awareness Fund . . . . . . . .    12        3,544,534       13.29       47,106,861       42,172,154     4,934,707
Timed Opportunity Fund  . . . . . . .     5       15,676,580       11.37      178,242,711      164,434,865    13,807,846
Capital Conservation Fund . . . . . .   1 & 7      5,699,344        9.55       54,428,742       54,862,911      (434,169)
Government Securities Fund  . . . . .     8        5,487,174        9.92       54,432,762       55,178,977      (746,215)
International Government Bond Fund  .    13        5,296,153       12.77       67,631,867       61,864,691     5,767,176
Money Market Fund.  . . . . . . . . .   2 & 6     80,498,887        1.00       80,498,887       80,498,887            -
Dreyfus Small Cap Fund  . . . . . . .    18        5,071,032       41.95      212,729,804      189,011,704    23,718,100
Templeton Asset Allocation Fund . . .    19        3,762,664       17.11       64,379,186       60,107,053     4,272,133
Templeton International Fund  . . . .    20       10,982,521       14.12      155,073,198      147,402,038     7,671,160
                                                                          -----------------------------------------------
                                                                          $ 3,261,296,685   $2,816,432,023  $444,864,662
                                                                          ===============================================

NOTE E -- FEDERAL INCOME TAXES

    VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law the investment income and capital gains from sale of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

    For the six months ended June 30, 1995, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                                         PURCHASES               SALES
                                                                                     ------------------------------------
     Stock Index Fund:
         Division 10A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     4,402,402       $   24,063,666
         Division 10B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            513,774            3,224,414
         Division 10C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         60,382,220           41,039,359
         Division 10D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            666,421            4,791,466
     MidCap Index Fund Division 4   . . . . . . . . . . . . . . . . . . . . . . .         21,667,537           25,885,433
     Small Cap Index Fund Division 14   . . . . . . . . . . . . . . . . . . . . .          9,252,499           14,499,015
     International Equities Fund Division 11  . . . . . . . . . . . . . . . . . .         27,556,758           31,068,271
     Growth Fund Division 15  . . . . . . . . . . . . . . . . . . . . . . . . . .         57,488,249               57,736
     Growth & Income Fund Division 16   . . . . . . . . . . . . . . . . . . . . .         19,613,344               73,309
     Science & Technology Fund Division 17  . . . . . . . . . . . . . . . . . . .        104,690,603            5,603,069
     Social Awareness Fund Division 12  . . . . . . . . . . . . . . . . . . . . .          4,338,094            3,701,457
     Timed Opportunity Fund Division 5  . . . . . . . . . . . . . . . . . . . . .          5,467,588           19,407,802
     Capital Conservation Fund:
         Division 1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            421,372              976,234
         Division 7 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,353,304            7,483,601
     Government Securities Fund Division 8  . . . . . . . . . . . . . . . . . . .         12,023,218            1,955,111
     International Government Bond Fund Division 13   . . . . . . . . . . . . . .         32,589,032            5,128,070
     Money Market Fund:
         Division 2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,461,501            1,707,794
         Division 6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         52,871,767           85,678,112
     Dreyfus Small Cap Fund Division 18   . . . . . . . . . . . . . . . . . . . .         99,890,796               33,730
     Templeton Asset Allocation Fund Division 19  . . . . . . . . . . . . . . . .         26,716,333              128,567
     Templeton International Fund Division 20   . . . . . . . . . . . . . . . . .         73,415,215                    -
                                                                                     ------------------------------------
           Total  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   624,782,027       $  276,506,216
                                                                                     ====================================

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY                         Bulk Rate
SEPARATE ACCOUNT A                                                 U.S. Postage
                                                                       PAID
P.O. Box 3206                                                    Permit No. 6748
Houston, Texas  77253-3206                                        Houston, Texas









VA 3479 REV 6/95                                                  Recycled Paper